Basis of Presentation	3 Months Ended
Mar. 31, 2025
Cara Therapeutics, Inc.
Basis of Presentation

2.Basis of Presentation

The condensed consolidated financial statements included herein include the results of the financial operations of Cara Therapeutics, Inc. and its wholly-owned subsidiary, Cara Royalty Sub, LLC (“Cara Royalty Sub”), a Delaware limited liability company which was formed in November 2023 for the purpose of the transactions contemplated by the Original HCR Agreement described in Note 9, Royalty Purchase and Sale Agreement. All intercompany balances and transactions have been eliminated.

The unaudited interim condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, they do not include all information and disclosures necessary for a presentation of the Cara’s financial position, results of operations and cash flows in conformity with generally accepted accounting principles in the United States of America (“GAAP”). In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, consisting primarily of normal recurring accruals, necessary for a fair presentation of results for the periods presented. The results of operations for interim periods are not necessarily indicative of the results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this report, as is permitted by SEC rules and regulations; however, the Company believes that the disclosures are adequate to make the information presented not misleading. The condensed consolidated balance sheet data as of December 31, 2024 were derived from audited financial statements, but do not include all disclosures required by GAAP. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

On December 30, 2024, Cara effected the 2024 Reverse Stock Split. Additionally, concurrently with the closing of the Merger on April 15, 2025, as described in more detail in Note 18, Subsequent Events, Cara effected the 2025 Reverse Stock Split. Unless otherwise indicated, all share and per share amounts contained in these condensed consolidated financial statements and accompanying notes, and elsewhere in this Quarterly Report on Form 10-Q, give retroactive effect to the 2024 Reverse Stock Split and 2025 Reverse Stock Split.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires Cara to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the condensed consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the amount and periods over which certain revenues will be recognized, including future ex-U.S. royalties and milestones projected in relation to the HCR Agreement, related party accounts receivable reserve, as applicable, inventory valuation and related reserves, research and development (“R&D”), clinical costs, as applicable, and accrued research projects included in prepaid expenses and accounts payable and accrued expenses, as applicable, the amount of non-cash compensation costs related to share-based payments to employees and non-employees, restructuring costs, as applicable, and the likelihood of realization of deferred tax assets.

The impact from global economic conditions and potential and continuing disruptions to and volatility in the credit and equity markets in the United States and worldwide are highly uncertain and cannot be predicted, including impacts from global health crises, geopolitical tensions, such as the ongoing conflicts between Russia and Ukraine, conflict in the Middle East, and increasing tensions between China and Taiwan, and government actions implemented as a result of the foregoing, fluctuations in inflation, rising interest rates, tariffs, uncertainty and liquidity concerns in the broader financial services industry, and a potential recession in the United States. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these condensed consolidated financial statements, Cara is not aware of any specific event or circumstance that would require Cara to update its estimates, assumptions and judgments or revise the reported amounts of assets and liabilities or the disclosure of contingent assets and liabilities. These estimates, however, may change as new events occur and additional information is obtained, and are recognized in the condensed consolidated financial statements as soon as they become known.

Actual results could differ materially from the Company’s estimates and assumptions.

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in Note 2 to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Segment Reporting

On June 14, 2024, Cara’s Board of Directors approved a streamlined operating plan exploring strategic alternatives focused on maximizing shareholder value after Cara announced its decision to discontinue the clinical program in notalgia paresthetica (“NP”) on June 12, 2024. Prior to Cara’s winddown of its historical operations, Cara was a biopharmaceutical corporation focused on improving the lives of patients suffering from chronic pruritus. Cara viewed its operations and managed its business as a single operating segment that constituted all of the consolidated entity, which historically included all activities related to the discovery, development, and commercialization of its product, difelikefalin, to treat chronic pruritus. The accounting policies of the segment are the same as those described throughout Note 2 to the Consolidated Financial Statements in Cara’s Annual Report on Form 10-K for the year ended December 31, 2024. As a result, there are no differences from Cara’s last Annual Report in the segmentation or measurement basis for segment profit or loss.

Cara’s Chief Operating Decision Maker (“CODM”) was its Chief Executive Officer. The key measure of segment profit or loss that the CODM used to allocate resources and assess performance was Cara’s consolidated net loss, as reported in its Condensed Consolidated Statements of Comprehensive Loss. Consolidated net loss, including significant expense line items, was also used to monitor budget versus actual results. All revenue and expense categories in the Condensed Consolidated Statements of Comprehensive Loss were significant and regularly reviewed by the CODM. Other information not disclosed separately in the Statements of Comprehensive Loss for the segment include 1) interest revenue and other expenses which are historically netted together within interest income, net on the Condensed Consolidated Statements of Comprehensive Loss, of which almost all relate to interest revenue and only an immaterial amount historically relates to other expenses; and 2) depreciation and amortization expense of $0 and $42 which are included within R&D and G&A expense line items in the Condensed Consolidated Statements of Comprehensive Loss for the three months ended March 31, 2025 and 2024, respectively.

The measure used by the CODM for segment assets is reported in the Condensed Consolidated Balance Sheets as total consolidated assets, with particular emphasis on Cara’s available liquidity, including its cash, cash equivalents and restricted cash, as applicable, accounts receivable – related party, net, and available-for-sale marketable securities, as applicable, reduced by Cara’s liabilities also included on the Condensed Consolidated Balance Sheets.

Cara did not have intra-entity sales or transfers.

Accounting Pronouncements Recently Adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is intended to provide more detailed income tax disclosures. For public business entities, the new requirements became effective for annual periods beginning after December 15, 2024. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. Cara adopted ASU 2023-09 on January 1, 2025, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”), which applies to all public business entities. ASU 2024-03 requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard requires that a public business entity disclose in the footnotes the following information at each interim and annual reporting period: 1) purchases of inventory; 2) employee compensation; 3) depreciation; 4) intangible asset amortization; and 5) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities. Public business entities are also required to include certain expense, gain, or loss amounts that are already required to be disclosed under GAAP, a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses and, in annual reporting periods, the entity’s definition of selling expenses. The new standard does not change the requirements for the presentation of expenses on the face of the income statement. For all public business entities, the new requirements will be effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. Cara expects to adopt ASU 2024-03 on January 1, 2027, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Combined Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Combined Company has incurred net operating losses and negative cash flows from operations. As mentioned above and further discussed in Note 18, Subsequent Events, following the closing of the Merger on the Closing Date, Legacy Tvardi received approximately $23,800 in cash and cash equivalents from Cara. The Combined Company expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. Losses are expected to continue as the Combined Company continues to invest in research and development activities. The assessment of the Combined Company’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. Given the inherent uncertainties in the forecast, the Combined Company considered both quantitative and qualitative factors that are known or reasonably knowable as of the date that these condensed consolidated financial statements are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Combined Company’s ability to continue as a going concern.

To date, the Combined Company has no products approved for marketing and sale and it has not yet recorded any revenue from product sales. The Combined Company’s ability to achieve profitability is dependent on its ability to successfully develop its lead compound, conduct clinical trials, obtain regulatory approvals, and support commercialization activities for its product candidates. Any products developed will require approval of the U.S. Food and Drug Administration (“FDA”) or a foreign regulatory authority prior to commercial sale.

Since inception, the Combined Company has relied primarily on sales of redeemable convertible preferred stock and issuance of convertible debt to fund its operations. The Combined Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Combined Company to fund its operations and ongoing research and development efforts prior to the commercialization of its product candidates.

Significant additional funding is necessary to maintain current operations and to advance the Combined Company’s research and development activities. The Combined Company plans to seek additional funding through equity offerings or debt financings, credit or loan facilities, and strategic alliances and licensing arrangements. The Combined Company’s ability to access capital when and in the amount needed is not assured. As a result, the Combined Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Combined Company is unable to continue as a going concern.